Pension and Other Employee Obligations - Summary of Net Periodic Cost (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure of defined benefit plans [abstract]
Service cost	$ 3,368	$ 2,047	$ 1,915
Interest on the net defined benefit liability	971	792	719
Net gratuity cost	$ 4,339	$ 2,839	$ 2,634